Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total		Share capital	Share premium	Retained earnings	Other comprehensive income recognized directly in equity, net of tax		of which: foreign currency translation		of which: financial assets measured at fair value through other comprehensive income		of which: cash flow hedges		Total equity attributable to shareholders	Non-controlling interests
Balance before the adoption of IFRIC 23 at Dec. 31, 2017	$ 51,429		$ 338	$ 24,633	$ 21,646	$ 4,754		$ 4,455		$ (61)		$ 360		$ 51,370	$ 59
Issuance of share capital	0													0
Premium on shares issued and warrants exercised	21			21										21
Tax (expense) / benefit	7			7										7
Dividends	(3,104)				(3,098)									(3,098)	(6)
Translation effects recognized directly in retained earnings	0				(24)	24	[1]			3	[1]	22	[1]	0
New consolidations / (deconsolidations) and other increases / (decreases)	0			(9)										(9)	8
Total comprehensive income for the period	2,098				3,361	(1,263)	[1]	(544)	[1]	(71)	[1]	(648)	[1]	2,098	0
of which: net profit / (loss)	2,695	[2]			2,692									2,692	3
of which: other comprehensive income (OCI) that may be reclassified to the income statement, net of tax	(1,263)					(1,263)	[1]	(544)	[1]	(71)	[1]	(648)	[1]	(1,263)
of which: OCI that will not be reclassified to the income statement, net of tax - defined benefit plans	240				240									240
of which: OCI that will not be reclassified to the income statement, net of tax - own credit	428				428									428
of which: OCI that will not be reclassified to the income statement, net of tax - foreign currency translation	(3)													0	(3)
Balance before the adoption of IFRIC 23 at Jun. 30, 2018	50,451		338	24,652	21,886	3,515		3,911		(129)		(267)		50,391	61
Balance before the adoption of IFRIC 23 at Dec. 31, 2018	52,432		338	24,655	23,317	3,946		3,940		(103)		109		52,256	176
Balance at Dec. 31, 2018	52,421		338	24,655	23,306	3,946		3,940		(103)		109		52,245	176
Total comprehensive income for the period	977													974	2
of which: net profit / (loss)	1,067													1,069	(2)
of which: other comprehensive income (OCI) that may be reclassified to the income statement, net of tax														399
Balance at Mar. 31, 2019	53,389
Balance before the adoption of IFRIC 23 at Dec. 31, 2018	52,432		338	24,655	23,317	3,946		3,940		(103)		109		52,256	176
Balance at Dec. 31, 2018	52,421		338	24,655	23,306	3,946		3,940		(103)		109		52,245	176
Issuance of share capital	0													0
Premium on shares issued and warrants exercised	0													0
Tax (expense) / benefit	7			7										7
Dividends	(3,256)				(3,250)									(3,250)	(6)
Translation effects recognized directly in retained earnings	0				(5)	5	[1]					5	[1]	0
New consolidations / (deconsolidations) and other increases / (decreases)	(4)			(7)										(7)	3
Total comprehensive income for the period	3,360				1,965	1,398	[1]	39	[1]	128	[1]	1,232	[1]	3,363	(3)
of which: net profit / (loss)	2,374	[2]			2,375									2,375	(1)
of which: other comprehensive income (OCI) that may be reclassified to the income statement, net of tax	1,398					1,398	[1]	39	[1]	128	[1]	1,232	[1]	1,398
of which: OCI that will not be reclassified to the income statement, net of tax - defined benefit plans	(165)				(165)									(165)
of which: OCI that will not be reclassified to the income statement, net of tax - own credit	(246)				(246)									(246)
of which: OCI that will not be reclassified to the income statement, net of tax - foreign currency translation	(2)													0	(2)
Balance at Jun. 30, 2019	52,529		338	24,654	22,017	5,350	[1]	3,979	[1]	25	[1]	1,346	[1]	52,359	170
Balance at Mar. 31, 2019	53,389
Total comprehensive income for the period	2,384													2,389	(5)
of which: net profit / (loss)	1,308													1,307	1
of which: other comprehensive income (OCI) that may be reclassified to the income statement, net of tax														999
Balance at Jun. 30, 2019	$ 52,529		$ 338	$ 24,654	$ 22,017	$ 5,350	[1]	$ 3,979	[1]	$ 25	[1]	$ 1,346	[1]	$ 52,359	$ 170

[1]	Excludes defined benefit plans and own credit that are recorded directly in Retained earnings
[2]	Prior year comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions effective 1 January 2019